Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000015670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.33%	11.55%	15.08%
C000015673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.04%	11.92%	14.79%
C000144535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000015675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000015676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000015670
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%	12.88%	15.77%
Without Sales Load [Member] | C000015673
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	11.92%	14.79%
Without Sales Load [Member] | C000144535
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	13.23%	16.12%
Without Sales Load [Member] | C000015675
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%	13.15%	16.05%
Without Sales Load [Member] | C000015676
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%	13.14%	16.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%	17.58%	18.83%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%	17.58%	18.83%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%	17.58%	18.83%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%	17.58%	18.83%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%	17.58%	18.83%